TRADE ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2020
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable
	June 30,	December 31,
	2020	2019
In local currency
Related party (note 11.1) (1)	1,448	2,478
Third party	1,588,280	1,288,774

In foreign currency
Third party (2)	491,805	1,085,207
	2,081,533	2,376,459

1)

The consolidated balance refers to transactions with Ibema, in the domestic market, which are not eliminated in the consolidated as there is no control of the operations of these entities by the Company.

2)

The Company had a take or pay agreement with Klabin S.A., under conditions differentiated in terms of volume, exclusivity, guarantees and payment terms in up to 360 days, and prices were practiced under conditions of contractually established. Following the requirements imposed by the European Union's competition authority, the contract with Klabin expired in July 2019. For the six-month period ended June 30, 2020, the amount of R$30,165 in the consolidated refers to purchases of Klabin's pulp.